Non-Controlling Interest (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Ownership interests percentage	15.00%	15.00%	[1]	15.00%	[1]	15.00%	[1]

[1]	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.